DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative)	5 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Property, Plant and Equipment [Line Items]
Voting rights	The Company will complete a Business Combination only if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to successfully effect a Business Combination.
Initial Public Offering price per Unit	$ 10.00
Liquidation expenses | $	$ 100,000
Common Class A [Member]
Property, Plant and Equipment [Line Items]
Common shares, par value	$ 0.0001
Voting rights	Holders of the Company’s ordinary shares are entitled to one vote for each share
Sponsor [Member] | Common Stock [Member] | Common Class A [Member]
Property, Plant and Equipment [Line Items]
Number of shares issued | shares	675,000
Common shares, par value	$ 0.0001
IPO [Member]
Property, Plant and Equipment [Line Items]
Number of shares issued | shares	25,000,000
Share price	$ 10.00
IPO [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Share price	$ 10.00
Over-Allotment Option [Member]
Property, Plant and Equipment [Line Items]
Number of shares issued | shares	28,750,000
Share price	$ 10.00
Private Placement [Member]
Property, Plant and Equipment [Line Items]
Number of shares issued | shares	300,000
Share price	$ 10.00
Private Placement [Member] | Sponsor [Member]
Property, Plant and Equipment [Line Items]
Number of shares issued | shares	300,000
Purchase price | $	$ 3,000,000